Schedule of Stock by Class (Details) - shares	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Grand Total		3,303,948	43,854,521	48,081,610
Employee Stock [Member]
Class of Stock [Line Items]
Grand Total	2,350,530		2,253,197	1,396,252
Stock Options And Restricted Stock Units Outstanding [Member]
Class of Stock [Line Items]
Grand Total			5,050,896	3,666,234
Shares Available For Future Grant [Member]
Class of Stock [Line Items]
Grand Total			4,190,566	3,515,303
Total Equity Awards [Member]
Class of Stock [Line Items]
Grand Total			9,241,462	7,181,537
Public Warrants [Member]
Class of Stock [Line Items]
Grand Total			1,751,825	8,333,333
Private Warrants [Member]
Class of Stock [Line Items]
Grand Total			4,428,648	4,933,333
Working Capital Warrants [Member]
Class of Stock [Line Items]
Grand Total			1,000,000	1,000,000
Initial OrbiMed Warrant [Member]
Class of Stock [Line Items]
Grand Total			130,805
Warrant [Member]
Class of Stock [Line Items]
Grand Total			7,311,278	14,266,666
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Grand Total			25,048,584	25,237,155